Merger Agreement (Tables)	3 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule of Business Acquisitions, by Acquisition
The Company’s net assets acquired through the consummation of the Merger consisted of:

Cash, net of recapitalization costs	$213,698
Prepaid expenses and other current assets	90
Accounts payable and accrued expenses	(482)
Warrant liability	(23,886)
Net assets acquired	$189,420